Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	12 Months Ended
	Apr. 10, 2017	Aug. 31, 2014	Aug. 31, 2017	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
C000015521 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 13,596	$ 12,503	$ 12,472	$ 13,972	$ 13,043	$ 12,919	$ 11,846	$ 11,570	$ 11,504	$ 10,432
C000087984 [Member]
Account Value [Line Items]
Accumulated Value		10,000		13,856	12,716	12,659	14,156	13,200	13,048	11,929	11,629	11,549	10,453
C000189669 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,401	12,406	11,394	11,328	12,663	11,804	11,663	10,670
C000015522 [Member]
Account Value [Line Items]
Accumulated Value		9,550		12,664	11,675	11,675	13,113	12,272	12,185	11,200	10,967	10,931	9,938
C000015524 [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,305	11,428	11,515	13,030	12,286	12,291	11,382	11,229	11,277	10,329
C000015525 [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,057	11,441	11,276	12,175	11,815	11,591	10,803	10,800	10,751	10,168
C000087985 [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,300	11,648	11,468	12,356	11,957	11,717	10,890	10,865	10,794	10,188
C000189670 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,294	11,678	11,056	10,882	11,721	11,339	11,099	10,321
C000087986 [Member]
Account Value [Line Items]
Accumulated Value		9,550		11,230	10,683	10,565	11,435	11,125	10,941	10,215	10,237	10,216	9,686
C000087987 [Member]
Account Value [Line Items]
Accumulated Value		10,000		10,911	10,458	10,411	11,353	11,128	11,026	10,380	10,481	10,530	10,067
S&P National AMT-Free Municipal Bond [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,622	11,937	11,683	12,746	12,346	11,986	11,037	11,003	10,924	10,217
S&P National AMT-Free Municipal Bond (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,306	11,822	11,180	10,943	11,938	11,564	11,226	10,337
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond [Member]
Account Value [Line Items]
Accumulated Value		10,000		14,193	13,096	13,006	14,533	13,756	13,381	12,386	11,984	11,680	10,532
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,333	12,238	11,292	11,215	12,531	11,861	11,538	10,680
S&P Intermediate Term California AMT-Free Municipal Bond [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		12,184	11,646	11,434	12,158	11,974	11,592	10,843	$ 10,813	$ 10,755	$ 10,199
S&P Intermediate Term California AMT-Free Municipal Bond (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,247	$ 11,547	$ 11,037	$ 10,836	$ 11,522	$ 11,348	$ 10,986	$ 10,276